Stockholders' Equity - Common Stock Shares (Details) - $ / shares	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jan. 14, 2021	Jan. 11, 2021	Oct. 31, 2020	Sep. 30, 2020	Sep. 09, 2020
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000			500,000,000			0
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares issued (in shares)	0	2,564,342
Common shares, shares outstanding (in shares)	0	2,564,342
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	0	26,963,158
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000						500,000,000
Common shares, par value (in dollars per share)	$ 0.0001						$ 0.0001
Common shares, shares issued (in shares)	0						0
Common shares, shares outstanding (in shares)	0						0
Class F Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	25,000,000	25,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)						7,187,500
Common stock shares subject to forfeiture						937,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares	20.00%	20.00%
Class F Common Stock | Over-allotment option
Class of Stock [Line Items]
Common stock shares not subject to forfeiture				937,500